God Bless America ETF
Schedule of Investments
as of November 30, 2023 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
Aerospace & Defense - 4.6%
The Boeing Co.(a)	10,254	$2,375,134

Airlines - 1.7%
Southwest Airlines Co.	35,003	895,027

Auto Manufacturers - 6.0%
Tesla, Inc.(a)	12,876	3,091,271

Banks - 2.1%
Regions Financial Corp.	65,755	1,096,793

Biotechnology - 4.4%
Amgen, Inc.	8,519	2,297,063

Building Materials - 1.0%
Martin Marietta Materials, Inc.	1,137	528,239

Chemicals - 2.0%
The Sherwin-Williams Co.	3,720	1,037,136

Commercial Services - 1.8%
Cintas Corp.	1,719	951,037

Cosmetics & Personal Care - 1.6%
Colgate-Palmolive Co.	10,147	799,279

Distribution & Wholesale - 2.9%
Copart, Inc.(a)	30,220	1,517,648

Diversified Financial Services - 5.0%
The Charles Schwab Corp.	41,845	2,565,935

Electric - 3.0%
Dominion Energy, Inc.	11,317	513,113
NextEra Energy, Inc.	9,367	548,063
Xcel Energy, Inc.	8,455	514,402
		1,575,578

Environmental Control - 3.8%
Veralto Corp.(a)	3,140	242,565
Waste Management, Inc.	10,056	1,719,475
		1,962,040

Food - 2.8%
General Mills, Inc.	5,656	360,061
Mondelez International, Inc. - Class A	10,407	739,521
Tyson Foods, Inc. - Class A	7,408	346,991
		1,446,573

Healthcare - Products - 4.0%
Danaher Corp.	9,368	2,091,968

Healthcare - Services - 4.3%
HCA Healthcare, Inc.	8,877	2,223,511

Home Builders - 1.1%
D.R. Horton, Inc.	4,553	581,282

Insurance - 4.0%
The Allstate Corp.	15,061	2,076,460

Iron & Steel - 1.3%
Nucor Corp.	3,791	644,356

Media - 4.5%
Charter Communications, Inc. - Class A(a)	5,756	2,303,148

Mining - 0.8%
Newmont Corp.	10,160	408,330

Oil & Gas - 2.3%
EOG Resources, Inc.	5,012	616,827
Occidental Petroleum Corp.	9,962	589,252
		1,206,079

Oil & Gas Services - 3.1%
Schlumberger NV	30,311	1,577,384

Retail - 5.4%
Costco Wholesale Corp.	3,954	2,343,694
Dollar General Corp.	3,343	438,334
		2,782,028

Semiconductors - 12.0%
Broadcom, Inc.	2,304	2,132,882
NVIDIA Corp.	8,701	4,069,459
		6,202,341

Software - 9.8%
Electronic Arts, Inc.	12,872	1,776,465
MicroStrategy, Inc. - Class A(a)	5,538	2,759,586
Paychex, Inc.	4,132	503,980
		5,040,031

Transportation - 1.9%
CSX Corp.	31,031	1,002,301
TOTAL COMMON STOCKS (Cost $42,139,859)		50,277,972

REAL ESTATE INVESTMENT TRUSTS - 1.9%	Shares	Value
REITS - 1.9%
Prologis, Inc.	4,407	506,496
Public Storage	1,847	477,930
		984,426
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,004,941)		984,426

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%	Shares
First American Government Obligations Fund - Class X, 5.29%(b)	393,428	393,428
TOTAL SHORT-TERM INVESTMENTS (Cost $393,428)		393,428

TOTAL INVESTMENTS - 99.9% (Cost $43,538,228)		$51,655,826
Other Assets in Excess of Liabilities - 0.1%		60,607
TOTAL NET ASSETS - 100.0%		$51,716,433

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the annualized seven-day effective yield as of November 30, 2023.

Summary of Fair Value Exposure at November 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2023:

God Bless America ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$50,277,972	$–	$–	$50,277,972
Real Estate Investment Trusts	984,426	–	–	984,426
Money Market Funds	393,428	–	–	393,428
Total Investments	$51,655,826	$–	$–	$51,655,826

Refer to the Schedule of Investments for industry classifications.